Segment Information - Schedule of Assets by Region (Details) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 374,143	$ 369,753
United States
Segment Reporting Information [Line Items]
Long-Lived Assets	284,257	259,457
Foreign countries
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 89,886	$ 110,296